Federal Home Loan Bank Borrowings (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Contractual Maturities of FHLB Borrowings
December 31, 2013	$ 90,832
December 31, 2014	95,267
December 31, 2015	99,919
December 31, 2016	104,800
December 31, 2017	109,918
Thereafter	3,105,675
Total	$ 3,606,411	$ 3,693,014